SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Financial Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income:
Interest income	$ 412	$ 349	$ 414
Revaluation of contingent consideration for the purchase of shares			1,621
Exchange differences, net		57	131
Financial income	412	406	2,166
Financial expense:
Interest in respect of IIA grants	892	827	847
Revaluation of contingent consideration for the purchase of shares	758	351
Exchange differences, net	219
Finance expenses in respect of deferred revenue	164
Other	84	74	49
Financial expense	$ 2,117	$ 1,252	$ 896